UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 30 SEPTEMBER 2008


Check here if Amendment [ ]; Amendment Number:
                                              -----------
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MONDRIAN INVESTMENT PARTNERS LTD
Address:   FIFTH FLOOR, 10 GRESHAM STREET
           LONDON, EC2V 7JD

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      JOHN L. BARRETT
Title:     CHIEF COMPLIANCE OFFICER
Phone:     +44 207 477 7000


Signature, Place, and Date of Signing:

/s/ John L. Barrett                         LONDON, UK      7 OCTOBER 2008
--------------------------------------     -------------    --------------
             [Signature                    [City, State]    [Date]

Report Type (Check only one.):

[ ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number       Name
28-01190                   RUSSELL TRUST COMPANY
--------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                           ---------
Form 13F Information Table Entry Total:           48
                                           ---------
Form 13F Information Table Value Total:)   1,845,296
                                           ---------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13 F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name
          28-
-----     --------------------         ----------------------
[Repeat as necessary.]


Column 1         Column 2       Column 3    Column 4              Column 5            Column 6      Column 7        Column 8
                                             Q3 2008                                                              VOTING AUTHORTIY
-----------------------------------------------------------------------------------------------------------------------------------
                     TITLE OF                  VALUE       SHRS OR             PUT/   INVESTMENT    OTHER
NAME OF ISSUER       CLASS      CUSIP        (X$1000)      PRN AMT   SH/PRN    CALL   DISCRETION    MANAGERS  SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc            COM       013817101   8946.06052      396,194                    SOLE          NONE             SHARED
Allstate Corp        COM       020002101       27.672          600                    SOLE          NONE             SHARED
BankAmerUSD0.01      COM       060505104    15330.035      438,001                    SOLE          NONE             SHARED
CBS Corp B Shs       COM       124857202     3713.526      254,700                    SOLE          NONE             SHARED
CPFL EnergiaADR      ADR       126153105  22534.45194      404,859                    SOLE          NONE             SHARED
Chevron Corp         COM       166764100    15976.376      193,700                    SOLE          NONE             SHARED
Citigroup Inc        COM       172967101     10439.59      509,000                    SOLE          NONE             SHARED
CVRD Prf ADR         ADR       204412100  139030.1016    7,854,808                    SOLE          NONE             SHARED
Conagra Foods        COM       205887102   8745.79104      449,424                    SOLE          NONE             SHARED
Du Pont de Nem       COM       263534109        20.15          500                    SOLE          NONE             SHARED
Fairpoint Comm       COM       305560104     62.54538        7,214                    SOLE          NONE             SHARED
Firstenergy Co       COM       337932107       20.097          300                    SOLE          NONE             SHARED
Gen Electric         COM       369604103    13235.163      519,026                    SOLE          NONE             SHARED
General Mills        COM       370334104        34.36          500                    SOLE          NONE             SHARED
Genuine Parts        COM       372460105     9344.804      232,400                    SOLE          NONE             SHARED
GpoAero Pac ADS      ADR       400506101    41715.716    1,650,800                    SOLE          NONE             SHARED
Heinz H.J            COM       423074103  11832.54621      236,793                    SOLE          NONE             SHARED
Merck & Co           COM       589331107    8207.4936      260,060                    SOLE          NONE             SHARED
Microsoft Corp       COM       594918104    14962.414      560,600                    SOLE          NONE             SHARED
Mobile Tel ADR       ADR       607409109   177596.508    3,170,800                    SOLE          NONE             SHARED
National City        COM       635405103        2.968        1,696                    SOLE          NONE             SHARED
Pfizer Inc           COM       717081103    10438.884      566,100                    SOLE          NONE             SHARED
PLDT ADR             ADR       718252604  134932.4843    2,364,333                    SOLE          NONE             SHARED
Royal Dutch ADR      ADR       780259206        34.68          600                    SOLE          NONE             SHARED
TaiwanSMC ADR        ADR       874039100  283801.5959   30,288,324                    SOLE          NONE             SHARED
Turkcell IM ADR      ADR       900111204     1427.048       95,200                    SOLE          NONE             SHARED
US Bancorp           COM       902973304        36.02        1,000                    SOLE          NONE             SHARED
Unilever PlcADR      ADR       904767704    38.522754        1,420                    SOLE          NONE             SHARED
Wachovia Corp        COM       929903102    1625.5365      464,439                    SOLE          NONE             SHARED
Wells Fargo          COM       949746101       45.036        1,200                    SOLE          NONE             SHARED
Wyeth                COM       983024100    12326.878      333,700                    SOLE          NONE             SHARED
AT & T Inc           COM       00206R102     4129.368      147,900                    SOLE          NONE             SHARED
AmericaMovilADR      ADR       02364W105   155808.464    3,375,400                    SOLE          NONE             SHARED
Bco Santan ADR       ADR       05965X109  53228.92003    1,243,957                    SOLE          NONE             SHARED
BanColombia ADR      ADR       05968L102  123429.5284    4,338,472                    SOLE          NONE             SHARED
Chunghwa ADR         ADR       17133Q304  194506.8285    8,217,441                    SOLE          NONE             SHARED
Cisco Systems        COM       17275R102       15.792          700                    SOLE          NONE             SHARED
Duke Energy          COM       26441C105       26.145        1,500                    SOLE          NONE             SHARED
Entergy Corp         COM       29364G103       35.604          400                    SOLE          NONE             SHARED
Grupo Tel ADR        ADR       40049J206   73650.8388    3,363,052                    SOLE          NONE             SHARED
KB Fin ADR           ADR       48241A105      516.297       11,300                    SOLE          NONE             SHARED
KT Corp ADR          ADR       48268K101   6057.98311      360,809                    SOLE          NONE             SHARED
Oracle Corp          COM       68389X105     5597.436      275,600                    SOLE          NONE             SHARED
Petroleo ADR         ADR       71654V101   127626.972    3,410,662                    SOLE          NONE             SHARED
Tenaris SA ADR       ADR       88031M109  66335.85222    1,778,918                    SOLE          NONE             SHARED
3M Co                COM       88579Y101     6680.718       97,800                    SOLE          NONE             SHARED
Verizon Com New      COM       92343V104    11286.053      351,700                    SOLE          NONE             SHARED
Votorantim ADR       ADR       92906P106  69877.70829    4,534,569                    SOLE          NONE             SHARED
                                            ---------
                                            1,845,296
                                            =========